Derivative instruments - Coupon-only Swap (Details) - Subsidiaries - Cash Flow Hedging R$ in Thousands, $ in Thousands	Apr. 30, 2017 BRL (R$)	Apr. 30, 2017 USD ($)
Derivatives designated as hedging instruments | Citibank S.A. | Coupon-only swap | Payable
Derivative [Line Items]
Payable amount | R$	R$ 155,500
Derivatives designated as hedging instruments | Citibank S.A. | Coupon-only swap | Receivable
Derivative [Line Items]
Interest rate	6.91%	6.91%
Receivable amount | $		$ 50,000
Derivatives designated as hedging instruments | Citibank S.A. | Coupon-only swap | Brazil Real | Payable
Derivative [Line Items]
Interest rate	11.08%	11.08%
Derivatives designated as hedging instruments | JP Morgan S.A. | Coupon-only swap | Payable
Derivative [Line Items]
Payable amount | R$	R$ 156,250
Derivatives designated as hedging instruments | JP Morgan S.A. | Coupon-only swap | Receivable
Derivative [Line Items]
Interest rate	6.91%	6.91%
Receivable amount | $		$ 50,000
Derivatives designated as hedging instruments | JP Morgan S.A. | Coupon-only swap | Brazil Real | Payable
Derivative [Line Items]
Interest rate	11.18%	11.18%
Derivatives not designated as hedging instruments | Citibank S.A. | Sustainability-linked ESG Principal Only Swap | Payable
Derivative [Line Items]
Payable amount | R$	R$ 155,500
Interest rate	0.88%	0.88%
Derivatives not designated as hedging instruments | Citibank S.A. | Sustainability-linked ESG Principal Only Swap | Receivable
Derivative [Line Items]
Receivable amount | $		$ 50,000
Derivatives not designated as hedging instruments | JP Morgan S.A. | Coupon-only swap | Payable
Derivative [Line Items]
Payable amount | R$	R$ 168,690
Derivatives not designated as hedging instruments | JP Morgan S.A. | Coupon-only swap | Receivable
Derivative [Line Items]
Interest rate	5.46%	5.46%
Receivable amount | $		$ 30,000
Derivatives not designated as hedging instruments | Itaú | Coupon-only swap | Payable
Derivative [Line Items]
Payable amount | R$	R$ 281,150
Derivatives not designated as hedging instruments | Itaú | Coupon-only swap | Receivable
Derivative [Line Items]
Interest rate	5.46%	5.46%
Receivable amount | $		$ 50,000